UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03386)

Exact name of registrant as specified in charter:	Putnam Global Health Care Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments:

Putnam Global Health Care Fund

The fund's portfolio
5/31/14 (Unaudited)

COMMON STOCKS (99.4%)(a)
			Shares	Value

Biotechnology (24.2%)

Amgen, Inc.			119,335	$13,841,667

Amicus Therapeutics, Inc.(NON)			407,042	964,690

Anacor Pharmaceuticals, Inc.(NON)			72,800	982,800

Applied Genetic Technologies Corp.(NON)			166,558	2,281,845

Aquinox Pharmaceuticals, Inc. (Canada)(NON)			103,607	921,066

Auspex Pharmaceuticals, Inc.(NON)			148,038	3,131,004

BIND Therapeutics, Inc.(NON)(S)			219,685	1,867,323

Biogen Idec, Inc.(NON)			37,500	11,976,375

BioMarin Pharmaceutical, Inc.(NON)			223,000	12,925,080

Celgene Corp.(NON)			430,600	65,894,718

ChemoCentryx, Inc.(NON)(S)			180,888	973,177

Chimerix, Inc.(NON)(S)			90,251	1,665,131

Circassia Pharmaceuticals PLC (United Kingdom)(NON)			242,993	1,215,804

Conatus Pharmaceuticals, Inc.(NON)(S)			171,528	1,061,758

Concert Pharmaceuticals, Inc.(NON)			146,831	1,297,986

FivePrime Therapeutics, Inc.(NON)			401,997	5,221,941

Gilead Sciences, Inc.(NON)			1,032,800	83,873,688

Grifols SA ADR (Spain)			382,200	15,907,164

Insmed, Inc.(NON)			216,900	2,850,066

InterMune, Inc.(NON)			793,200	31,426,584

Intrexon Corp.(NON)(S)			23,771	501,330

Kindred Biosciences, Inc.(NON)			135,406	2,288,361

Medivation, Inc.(NON)			88,900	6,474,587

Merrimack Pharmaceuticals, Inc.(NON)(S)			520,434	4,043,772

Neuralstem, Inc.(NON)			491,038	2,111,463

OncoGenex Pharmaceutical, Inc.(NON)			45,200	171,308

Portola Pharmaceuticals, Inc.(NON)			180,369	3,996,977

PTC Therapeutics, Inc.(NON)			198,149	4,698,113

Puma Biotechnology, Inc.(NON)			57,136	4,366,904

Receptos, Inc.(NON)			288,956	8,599,331

Retrophin, Inc.(NON)(S)			672,000	9,824,640

TESARO, Inc.(NON)			268,599	7,155,477

Trevena, Inc.(NON)			450,443	1,977,445

Ultragenyx Pharmaceutical, Inc.(NON)			58,406	2,193,729

uniQure BV (Netherlands)(NON)			86,451	747,801

Verastem, Inc.(NON)			355,447	3,298,548

Vertex Pharmaceuticals, Inc.(NON)			207,500	14,993,950

				337,723,603
Food and staples retail (2.4%)

CVS Caremark Corp.			416,600	32,628,112

				32,628,112
Health-care equipment and supplies (6.4%)

Antares Pharma, Inc.(NON)(S)			650,400	1,918,680

Baxter International, Inc.			294,000	21,876,540

CareFusion Corp.(NON)			77,900	3,344,247

Elekta AB Class B (Sweden)(S)			288,608	3,730,513

Medtronic, Inc.			277,300	16,923,619

Olympus Corp. (Japan)(NON)			167,000	5,394,040

St. Jude Medical, Inc.			138,000	8,956,200

Stryker Corp.			116,400	9,834,636

Unilife Corp.(NON)(S)			557,524	1,605,669

Zimmer Holdings, Inc.			153,100	15,975,985

				89,560,129
Health-care providers and services (11.3%)

Aetna, Inc.			541,500	41,993,325

AmerisourceBergen Corp.			188,100	13,765,158

Catamaran Corp.(NON)			258,100	11,294,456

CIGNA Corp.			228,700	20,532,686

Express Scripts Holding Co.(NON)			428,464	30,622,322

Fresenius Medical Care AG & Co., KGaA (Germany)			70,936	4,699,445

LifePoint Hospitals, Inc.(NON)			25,900	1,586,116

Sinopharm Group Co. (China)			310,800	842,975

UnitedHealth Group, Inc.			304,200	24,223,446

WellPoint, Inc.			76,200	8,257,032

				157,816,961
Life sciences tools and services (2.3%)

Morphosys AG (Germany)(NON)			8,476	767,767

PerkinElmer, Inc.			166,000	7,465,020

Quintiles Transnational Corp.(NON)			14,917	760,469

Thermo Fisher Scientific, Inc.			197,800	23,124,798

				32,118,054
Personal products (0.1%)

Synutra International, Inc.(NON)			350,824	1,968,123

				1,968,123
Pharmaceuticals (52.7%)

AbbVie, Inc.			957,800	52,037,274

Achaogen, Inc.(NON)			111,627	1,566,127

Actavis PLC(NON)			354,552	75,001,930

Aerie Pharmaceuticals, Inc.(NON)			288,936	4,527,627

Allergan, Inc.			226,100	37,862,706

Aspen Pharmacare Holdings, Ltd. (South Africa)			230,928	5,960,002

Astellas Pharma, Inc. (Japan)			1,612,500	20,746,895

AstraZeneca PLC (United Kingdom)			821,375	58,974,700

Auxilium Pharmaceuticals, Inc.(NON)(S)			713,300	15,963,654

Bayer AG (Germany)			193,827	28,033,240

Bristol-Myers Squibb Co.			878,200	43,681,669

Cempra, Inc.(NON)(S)			271,257	2,566,091

Corium International, Inc.(NON)			292,706	2,078,213

Daiichi Sankyo Co., Ltd. (Japan)			261,000	4,437,392

Eli Lilly & Co.			795,700	47,630,602

GlaxoSmithKline PLC (United Kingdom)			892,498	23,951,023

Glenmark Pharmaceuticals, Ltd. (India)			298,302	2,788,918

Jazz Pharmaceuticals PLC(NON)			20,600	2,922,316

Johnson & Johnson			439,300	44,571,378

Medicines Co. (The)(NON)			177,800	4,960,620

Merck & Co., Inc.			794,400	45,963,984

Mitsubishi Tanabe Pharma Corp. (Japan)			180,800	2,636,835

Novartis AG (Switzerland)			401,368	35,990,899

Pfizer, Inc.			991,940	29,391,182

Roche Holding AG-Genusschein (Switzerland)			95,913	28,222,307

Sanofi (France)			608,746	65,090,460

Sawai Pharmaceutical Co., Ltd. (Japan)			37,200	2,318,858

Shire PLC (United Kingdom)			263,005	15,050,572

Sihuan Pharmaceutical Holdings Group, Ltd. (China)			1,928,000	2,296,629

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			293,665	14,827,146

Zoetis, Inc.			374,856	11,508,079

				733,559,328

Total common stocks (cost $859,877,853)				$1,385,374,310

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

Auxilium Pharmaceuticals, Inc. cv. sr. unsec. notes 1 1/2s, 2018			$2,134,000	$2,490,111

Total convertible bonds and notes (cost $2,134,000)				$2,490,111

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Neuralstem, Inc. Ser. J (acquired 1/14/14, cost $0.25)(F)(RES)	1/3/19	$3.64	245,519	$162,043

Total warrants (cost $—)				$162,043

U.S. TREASURY OBLIGATIONS (0.0%)(a)
			Principal amount	Value

U.S. Treasury Notes 5/8s, August 15, 2016(i)			$93,000	$93,524

Total U.S. treasury Obligations (cost $93,524)				$93,524

SHORT-TERM INVESTMENTS (2.2%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)			4,999,380	$4,999,380

Putnam Cash Collateral Pool, LLC 0.18%(d)			24,694,970	24,694,670

U.S. Treasury Bills with an effective yield of 0.04%, October 23, 2014(SEGSF)			$180,000	179,971

U.S. Treasury Bills with effective yields ranging from 0.03% to 0.10%, August 21, 2014(SEGSF)			380,000	379,973

U.S. Treasury Bills with an effective yield of 0.04%, August 14, 2014(SEGSF)			70,000	69,995

Total short-term investments (cost $30,323,985)				$30,323,989

TOTAL INVESTMENTS

Total investments (cost $892,429,362)(b)				$1,418,443,977

FORWARD CURRENCY CONTRACTS at 5/31/14 (aggregate face value $91,597,343) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	6/18/14	$32,708,778	$33,026,626	$(317,848)
Citibank, N.A.
	Danish Krone	Buy	6/18/14	15,230,851	15,338,508	(107,657)
Credit Suisse International
	Japanese Yen	Buy	8/20/14	15,048,181	14,905,285	142,896
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/14	14,866,516	14,697,097	169,419
JPMorgan Chase Bank N.A.
	Swiss Franc	Buy	6/18/14	13,508,122	13,629,827	(121,705)

Total						$(234,895)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through May 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,393,237,985.
(b)	The aggregate identified cost on a tax basis is $893,013,819, resulting in gross unrealized appreciation and depreciation of $545,174,179 and $19,744,021, respectively, or net unrealized appreciation of $525,430,158.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $162,043, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$1,296,505	$120,640,838	$116,937,963	$2,182	$4,999,380
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $24,694,670, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $24,051,582.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $616,122 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	75.2%
	United Kingdom	7.1
	France	4.7
	Switzerland	4.6
	Japan	2.5
	Germany	2.4
	Spain	1.1
	Israel	1.1
	Other	1.3

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk..
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $193,926 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $547,210 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $629,919 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer staples	$34,596,235	$—	$—
Health care	1,309,315,533	41,462,542	—
Total common stocks	1,343,911,768	41,462,542	—
Convertible bonds and notes	$—	$2,490,111	$—
U.S. treasury obligations	—	93,524	—
Warrants	—	162,043	—
Short-term investments	4,999,380	25,324,609	—

Totals by level	$1,348,911,148	$69,532,829	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(234,895)	$—

Totals by level	$—	$(234,895)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$312,315	$547,210
Equity contracts	162,043	—

Total	$474,358	$547,210

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$112,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Citibank, N.A.	Credit Suisse International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Total

	Assets:
	Forward currency contracts#	—	—	142,896	169,419	—	312,315

	Total Assets	$—	$—	$142,896	$169,419	$—	$312,315

	Liabilities:
	Forward currency contracts#	317,848	107,657	—	—	121,705	547,210

	Total Liabilities	$317,848	$107,657	$—	$—	$121,705	$547,210

	Total Financial and Derivative Net Assets	$(317,848)	$(107,657)	$142,896	$169,419	$(121,705)	$(234,895)
	Total collateral received (pledged)##†	$(317,848)	$(107,657)	$142,896	$93,524	$(109,989)	$(299,074)
	Net amount	$—	$—	$—	$75,895	$(11,716)	$64,179

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Health Care Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2014